Securities - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, allowance for credit loss	$ 11		$ 11
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	$ 44	$ 65
Available-for-sale securities transferred to held-to-maturity			501	$ 0	$ 0
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Available-for-sale [Line Items]
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, amortized cost			448
Available-for-sale securities transferred to held-to-maturity			$ 501
Cumulative Effect, Period Of Adoption, Adjustment
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, allowance for credit loss						$ 7